Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 14	$ (18)
Changes in retirement plans' funded status, Gross Amount	14	19
Foreign currency translation, Gross Amount	(289)	24
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	15	9
Other comprehensive income (loss), Gross Amount	(246)	34
Unrealized gain (loss) on cash flow hedges, Income Taxes	(3)	13
Changes in retirement plans' funded status, Income Taxes	(4)	(5)
Other comprehensive income (loss), Gross Amount	(7)	8
Unrealized gain (loss) on cash flow hedges, Net Amount	11	(5)
Changes in retirement plans’ funded status	10	14	[1]
Foreign currency translation, Net Amount	(289)	24	[1]
Share of other comprehensive income (loss) of entities using the equity method	15	9	[1]
Other comprehensive income (loss), net of tax	$ (253)	$ 42	[1]

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).